LOANS, 2018 Notes (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Issuance of notes [Abstract]
Repurchase of note	[1]		$ 2,042,940
Cancellation and redemption of note			$ 7,378,176
2014 Note [Member]
Issuance of notes [Abstract]
Repurchase of note		$ 86,511,165
Cancellation and redemption of note		120,786,581
2014 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount		400,000,000
2018 Note [Member]
Issuance of notes [Abstract]
Principal amount		$ 500,000,000
Interest rate		6.75%
Issuance price		99.725%
Frequency of interest payment		Semiannual, payable el May 2 and November 2 of each year
Guarantor		None
Percentage of cash flows discounted at an effective rate		7.088%
2018 Note [Member] | May 2, 2025 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount		100.00%
2018 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount		$ 1,200,000,000		$ 700,000,000
Pre-export Finance [Member]
Issuance of notes [Abstract]
Principal amount		$ 17,000,000
Interest rate		1.95%
Frequency of interest payment		Monthly, payable on December 4, 2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	[2]	US Treasury bills *
Pre-export Finance [Member] | March 04, 2020 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount		100.00%

[1]	For the years ended on December 31, 2019 and 2018, Ps. 149,238 and Ps. 156,861 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).
[2]	Included in "Other financial assets at amortized cost."